UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oslo Asset Management ASA
Address: Fjordalleen 16, postbox 1423 Vika
         0115 oslo, Norway

13F File Number: 028-14170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Petter Sogn
Title:   Chief Financial Officer
Phone:   47-24130071
Signature, Place, and Date of Signing:

    Petter Sogn   Oslo, Norway   April 15,2013

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  366,989



List of Other Included Managers:

No.  13F File Number    Name

FORM 13F INFORMATION TABLE
                                                         VALUE SHARES/   SH/ PUT/ INVESTMENT OTHER    VOUTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP  (X$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE   SHARNONE
HALLIBURTON CO             COM             406216101      2134   52800 SH       SOLE                   52800
BAKER HUGHES INC           COM             057224107     11991  258378 SH       SOLE                  258378
NEWPARK RESOURCES INC      COM PAR $.01NEW 651718504     74710 8050600 SH       SOLE                 8050600
BP PLC-SPONS ADR           SPONSORED ADR   055622104     23883  563937 SH       SOLE                  563937
BALTIC TRADING LIMITED	   COM		   Y0553W103	  1316  321783 SH	SOLE		      321783
HESS CORP                  COM             42809H107     46382  647700 SH       SOLE                  647700
DENBURY RESOURCES INC      COM NEW         247916208     79969 4287874 SH       SOLE                 4287874
SCHLUMBERGER		   COM		   806857108	 18168 	242600 sH       SOLE                  242600
NATURAL GAS SERVICES GROUP COM		   63886Q109      9605  498688 SH       SOLE                  498688
DEVON ENERGY CORP NEW	   COM		   25179M103	 40829	723670 SH	SOLE		      723670
NEWFIELD EXPLORATION CO	   COM             651290108     58003 2587100 SH       SOLE                 2587100